Note 4 - Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2015
Note 4 - Securities Available for Sale (Tables) [Line Items]
Available-for-sale Securities [Table Text Block]
(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2015
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation (FHLMC)	$728	31	0	759
Federal National Mortgage Association (FNMA)	725	22	0	747
Collateralized mortgage obligations:
FHLMC	742	2	(1)	743
Other	42	0	(8)	34
	2,237	55	(9)	2,283
Other marketable securities:
U.S. Government agency obligations	105,003	68	(129)	104,942
Municipal obligations	3,991	18	(7)	4,002
Corporate obligations	340	0	(6)	334
Corporate preferred stock	700	0	(350)	350
Corporate equity	58	5	0	63
	110,092	91	(492)	109,691
	$112,329	146	(501)	111,974
December 31, 2014
Mortgage-backed securities:
FHLMC	$1,418	90	0	1,508
FNMA	1,337	64	0	1,401
	2,755	154	0	2,909
Other marketable securities:
U.S. Government agency obligations	135,014	31	(601)	134,444
Corporate preferred stock	700	0	(280)	420
Corporate equity	58	3	0	61
	135,772	34	(881)	134,925
	$138,527	188	(881)	137,834

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 Year	1-3 Years	4-5 Years	After 5 Years
Contractual Obligations:
Total borrowings	$9,000	1,000	2,000	2,000	4,000
Annual rental commitments under non-cancellable operating leases	6,673	830	1,559	1,418	2,866
	$15,673	1,830	3,559	3,418	6,866

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less Than Twelve Months			Twelve Months or More			Total
(Dollars in thousands)	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2015
Collateralized mortgage obligations:
FNMA	1	$346	(1)	0	$0	0	$346	(1)
Other	2	34	(8)	0	0	0	34	(8)
Other marketable securities:
U.S. Government agency obligations	9	44,878	(129)	0	0	0	44,878	(129)
Municipal obligations	12	2,010	(7)	0	0	0	2,010	(7)
Corporate obligations	1	334	(6)	0	0	0	334	(6)
Corporate preferred stock	0	0	0	1	350	(350)	350	(350)
Total temporarily impaired securities	25	$47,602	(151)	1	$350	(350)	$47,952	(501)

December 31, 2014
Other marketable securities:
U.S. Government agency obligations	22	$104,453	(551)	1	$4,970	(50)	$109,423	(601)
Corporate preferred stock	0	0	0	1	420	(280)	420	(280)
Total temporarily impaired securities	22	$104,453	(551)	2	$5,390	(330)	$109,843	(881)

Available-for-sale Securities [Member]
Note 4 - Securities Available for Sale (Tables) [Line Items]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
(Dollars in thousands)	Amortized Cost	Fair Value
Due one year or less	$6,989	7,012
Due after one year through five years	103,190	103,162
Due after five years through ten years	1,333	1,329
Due after ten years	759	408
No stated maturity	58	63
Total	$112,329	111,974